SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) (10-K)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Principles of Consolidation
Principles of Consolidation – The consolidated financial statements include the accounts of RiceBran Technologies (the Parent Company) and all subsidiaries in which we have a controlling interest. All significant inter-company accounts and transactions are eliminated in consolidation. Noncontrolling interests in our subsidiaries are recorded net of tax as net earnings (loss) attributable to noncontrolling interests.

Foreign Currencies
Foreign Currencies - The consolidated financial statements are presented in our reporting currency, U.S. Dollars. The functional currency for Irgovel is the Brazilian Real. Accordingly, the balance sheet of Irgovel is translated into U.S. Dollars using the exchange rate in effect at the balance sheet date. Revenues and expenses are translated using the average exchange rates in effect during the period. Translation differences are recorded in accumulated other comprehensive income (loss) as foreign currency translation. Gains or losses on transactions denominated in a currency other than the subsidiaries’ functional currency which arise as a result of changes in foreign exchange rates are recorded as foreign exchange gain or loss in the statements of operations.

Cash and Cash Equivalents
Cash and Cash Equivalents – We consider all highly liquid investments purchased with an original maturity of three months or less at the time of purchase to be cash equivalents. As of December 31, 2012, we maintain our cash, including restricted cash, and cash equivalents, with major banks. We maintain cash in bank accounts, which at times may exceed federally insured limits. We have not experienced any losses on such accounts.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts – Accounts receivable represent amounts receivable on trade accounts. The allowance for doubtful accounts is based on our assessment of the collectability of customer accounts and the aging of accounts receivable. We analyze the aging of customer accounts, customer concentrations, customer credit-worthiness, current economic trends and changes in our customer payment patterns when evaluating the adequacy of the allowance for doubtful accounts. From period to period, differences in judgments or estimates utilized may result in material differences in the amount and timing of our provision for doubtful accounts. We continue to evaluate our credit policy to ensure that the customers are worthy of terms and support our business plans.

Inventories
Inventories - Inventories are stated at the lower of cost or market, with cost determined by the first-in, first-out method. In the USA segment, we employ a full absorption procedure using standard cost techniques. The standards are customarily reviewed and adjusted annually so that they are materially consistent with actual purchase and production costs. In the Brazil segment we use actual average purchase and production costs. Provisions for potentially obsolete or slow moving inventory are made based upon our analysis of inventory levels, historical obsolescence and future sales forecasts.

Long-Lived Assets, Intangible Assets and Goodwill
Long-Lived Assets, Intangible Assets and Goodwill – Long-lived assets, consisting primarily of property, intangible assets, and goodwill, comprise a significant portion of our total assets. Property is stated at cost less accumulated depreciation. Depreciation is computed on the straight-line basis over the estimated useful lives. Expenditures for maintenance and repairs are charged to operations as incurred while renewals and betterments are capitalized. Gains or losses on the sale of property and equipment are reflected in the statements of operations. Intangible assets are stated at cost less accumulated amortization.

The carrying values of property and intangible assets with finite lives are evaluated periodically in relation to the expected future cash flows of the underlying assets and monitored for other potential triggering events that might indicate impairment. Adjustments are made in the event that estimated undiscounted net cash flows estimated to be derived from the asset are less than the carrying value of the related asset. The cash flow projections are based on historical experience, management’s view of growth rates within the industry, and the anticipated future economic environment.

We are required to test goodwill for impairment at least annually (by policy December 31) and more often if an event occurs or circumstances change that more likely than not reduce the fair value of a reporting unit below its carrying value. In assessing the recoverability of goodwill, we make estimates and assumptions about sales, operating margin, terminal growth rates and discount rates based on our budgets, business plans, economic projections, anticipated future cash flows and marketplace data. There are inherent uncertainties related to these factors and management’s judgment in applying these factors. The fair value of a reporting unit has been determined using an income approach based on the present value of the future cash flows of each reporting unit. The goodwill impairment test compares the fair value of individual reporting units to the carrying value of these reporting units. If fair value is less than carrying value then goodwill impairment may be present. The market value of our common stock is an indicator of fair value and a consideration in determining the fair value of our reporting units.

Revenue Recognition
Revenue Recognition – We recognize revenue for product sales when title and risk of loss pass to our customers, generally upon shipment for USA segment customers and Brazil segment international customers and upon customer receipt for Brazil segment domestic customers. Each transaction is evaluated to determine if all of the following four criteria are met: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred; (iii) the selling price is fixed and determinable; and (iv) collectability is reasonably assured. If any of the above criteria cannot be satisfied then such a transaction is not recorded as revenue, or is recorded as deferred revenue and recognized only when the sales cycle is complete and payment is either received or becomes reasonably assured. Changes in judgments and estimates regarding the application of the above mentioned four criteria might result in a change in the timing or amount of revenue recognized by such transactions.

We make provisions for estimated returns discounts, and price adjustments when they are reasonably estimable. Revenues on the statements of operations are net of provisions for estimated returns, routine sales discounts, volume allowances and adjustments. Revenues on the statements of operations are also net of taxes collected from customers and remitted to governmental authorities.

Shipping and Handling Fees and Costs
Shipping and Handling Fees and Costs – Amounts billed to a customer in a sale transaction related to shipping costs are reported as revenues and the related costs incurred for shipping are included in cost of goods sold.

Research and Development
Research and Development – Research and development expenses include internal and external costs. Internal costs include salaries and employment related expenses. External expenses consist of costs associated with product development. All such costs are charged to expense in the period they are incurred.

Derivative Conversion Liabilities
Derivative Conversion Liabilities – We have certain convertible debt outstanding that contain antidilution clauses. Under these clauses, we may be required to lower the conversion price on the convertible debt based on future issuances of our common stock, awards of options to employees, additional issuance of warrants and/or other convertible instruments below certain conversion prices. We account for the conversion liabilities associated with these antidilution clauses as liability instruments, separate from the host debt. The conversion liabilities are classified as debt on our consolidated balance sheets. These conversion liabilities are valued using the lattice model each reporting period and the resultant change in fair value is recorded in the statements of operations in other income (expense).

Derivative Warrant Liabilities
Derivative Warrant Liabilities – We have certain warrant agreements in effect that contain antidilution clauses. Under these clauses, we may be required to lower the exercise price on these warrants and issue additional warrants based on future issuances of our common stock, awards of options to employees, additional issuance of warrants and/or other convertible instruments below certain exercise prices. We account for the warrants with these antidilution clauses as liability instruments. These warrants are valued using the lattice model each reporting period and the resultant change in fair value is recorded in the statements of operations in other income (expense).

Share-Based Compensation
Share-Based Compensation – Share-based compensation expense for employees is calculated at the grant date using the Black-Scholes-Merton valuation model based on awards ultimately expected to vest, reduced for estimated forfeitures, and expensed on a straight-line basis over the requisite service period of the grant. Forfeitures are estimated at the time of grant based on our historical forfeiture experience and are revised in subsequent periods if actual forfeitures differ from those estimates. The Black-Scholes-Merton option pricing model requires us to estimate key assumptions such as expected life, volatility, risk-free interest rates and dividend yield to determine the fair value of share-based awards, based on both historical information and management’s judgment regarding market factors and trends. We treat options granted to employees of foreign subsidiaries as equity options. We will use alternative valuation models if grants have characteristics that cannot be reasonably estimated using the Black-Scholes-Merton model.

We account for share-based compensation awards granted to non-employees and consultants by determining the fair value of the awards granted at either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measured. Generally we value options granted to non-employees and consultants using the Black-Scholes-Merton valuation model. If the fair value of the equity instruments issued is used, it is measured using the stock price and other measurement assumptions as of the earlier of (i) the date at which a commitment for performance by the counterparty to earn the equity instruments is reached or (ii) the date at which the counterparty's performance is complete. The expense of stock awards issued to consultants or other third parties are recognized over the term of service. In the event services are terminated early or we require no specific future performance, the entire amount is expensed. The value is re-measured each reporting period over the requisite service period. Most non-employee awards have graded vesting schedules resulting in higher compensation expense recorded early in the service period.

Income Taxes
Income Taxes – We account for income taxes by recording a deferred tax asset or liability for the recognition of future deductible or taxable amounts and operating loss and tax credit carryforwards. Deferred tax expense or benefit is recognized as a result of timing differences between the recognition of assets and liabilities for financial reporting and tax purposes during the year.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards. A valuation allowance is established, when necessary, to reduce that deferred tax asset if it is more likely than not that the related tax benefits will not be realized.

Use of Estimates
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Because of the uncertainty inherent in such estimates, actual results could differ from those estimates.

Reclassifications		Reclassifications – Certain reclassifications have been made to prior period amounts to conform to classifications adopted in the current year financial statement presentation.
Recent Accounting Pronouncements
Recent Accounting Pronouncements

There are no recent accounting pronouncements that are applicable to us and adoption of which could potentially have a material impact on our consolidated financial statements.

Recent Accounting Pronouncements

Accounting pronouncements that are applicable to us and could potentially have a material impact on our financial statements are discussed below.
In May 2011, the Financial Accounting Standards Board (FASB) amended guidance on fair value measurement and expanded the required disclosures related to fair value. The amendments, among other things, clarify that the highest and best use concept applies only to nonfinancial assets and addresses the appropriate premiums and discounts to consider in fair value measurement. We adopted the guidance prospectively, effective January 1, 2012. Adoption did not have a significant impact on our financial position or results of operations.

In September 2011, the FASB amended guidance on goodwill impairment testing. The amendments permit us to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. Previous guidance required us to test goodwill for impairment, on at least an annual basis, by comparing the fair value of a reporting unit with its carrying amount, including goodwill (step one). If the fair value of a reporting unit is less than its carrying amount, then the second step of the test must be performed to measure the amount of the impairment loss, if any. Under the amendments, we are not required to calculate the fair value of a reporting unit unless we determine that it is more likely than not that its fair value is less than its carrying amount. We adopted the amendments effective for annual and interim goodwill impairment tests (if required) performed after January 1, 2012. Adoption had no impact on our financial position or results of operations.